Stock-Based Compensation - Compensation Expense for Stock-Based Awards Granted to Employees and Nonemployees (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,570,000	$ 1,484,000	$ 354,000
Cost of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	32,000	11,000	8,000
Technology and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	930,000	482,000	176,000
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	398,000	183,000	97,000
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,210,000	$ 808,000	$ 73,000